Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

Contingencies

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels.

The Company accrues the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.

An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

•	Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.

•	The amount of the loss can be reasonably estimated.

Currently, the Company is not aware of any such claims or contingent liabilities which should be disclosed or for which a provision should be established in the consolidated financial statements.

Commitments

(A) Lease Commitments: Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancellable time and bareboat charter contracts, as of June 30, 2025, were:

Year ending June 30,	Amount
2026	$410,796
2027	380,622
2028	430,361
2029	415,198
2030	395,288
Thereafter	927,645
Total	$2,959,910

(B) Vessels Under Construction Commitments: As of June 30, 2025, the Company, had outstanding commitments relating to acquisitions of vessels and vessels under construction amounting to $489,300 and $1,318,726, respectively which will be financed through the issuance of debt and cash at hand (Notes 5, 6).

The following table contains details of vessels under construction commitments:

Year ending June 30,	Vessels’ acquisitions	Vessels under construction	Total
2026	$—	$369,157	$369,157
2027	489,300	913,641	1,402,941
2028	—	35,928	35,928
Total	$489,300	$1,318,726	$1,808,026

(C) Supervision Services Commitments: As of June 30, 2025, the Company had outstanding commitments relating to supervision services agreements for vessels under construction, amounting to $4,933 (Notes 5, 6).

The following table contains details of supervision services commitments:

Year ending June 30,	Amount
2026	$2,083
2027	2,717
2028	133
Total	$4,933